Stock Option Plans - Schedule of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding, Beginning balance	34,167,354	27,752,315	15,290,486
Options Exercisable, Beginning balance	34,167,354	26,156,553	15,290,486
Options, Canceled			(15,290,486)
Options, Granted	5,945,469	6,456,890	27,756,821
Options, Exercised		(41,851)	(4,506)
Options, Forfeited	(3,501,965)
Options Outstanding, Ending balance	36,610,858	34,167,354	27,752,315
Options Exercisable, Ending balance	36,610,858	34,167,354	26,156,553
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.47	$ 0.51	$ 0.07
Weighted Average Exercise Price, Exercisable, Beginning balance	0.47	0.50	0.07
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending balance	0.41	0.47	0.51
Weighted Average Exercise Price, Exercisable, Ending balance	$ 0.41	$ 0.47	$ 0.50
Weighted Average Remaining Contractual Terms (Years), Outstanding Beginning	6 years 6 months 26 days	8 years 7 days	3 years 10 months 21 days
Weighted Average Remaining Contractual Terms (Years), Outstanding Ending	6 years 5 months 12 days	6 years 6 months 26 days	8 years 7 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Beginning	6 years 6 months 26 days	7 years 11 months 12 days	3 years 10 months 21 days
Weighted Average Remaining Contractual Terms (Years), Exercisable, Ending	6 years 5 months 12 days	6 years 6 months 26 days	7 years 11 months 12 days
Aggregate Intrinsic Value, Outstanding Beginning balance	$ 974,066	$ 1,963,523	$ 305,810
Aggregate Intrinsic Value, Outstanding Ending balance	160,528	974,066	1,963,523
Aggregate Intrinsic Value, Exercisable Beginning balance	974,066	1,962,239	305,810
Aggregate Intrinsic Value, Exercisable Ending balance	$ 160,528	$ 974,066	$ 1,962,239